TFA - Transfer of certain financial assets accounted for as secured borrowings (Details 6) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	SFr 28,500	SFr 42,700
Securities lending transactions	5,700	5,000
Obligation to return securities received as collateral, at fair value	40,219	41,696
Total	74,400	89,400
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	11,000	9,600
Securities lending transactions	100	200
Obligation to return securities received as collateral, at fair value	1,800	1,000
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	2,500	1,800
Obligation to return securities received as collateral, at fair value	100	100
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	700	0
Securities lending transactions	5,400	3,200
Obligation to return securities received as collateral, at fair value	33,000	37,000
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	200	200
Securities lending transactions	100	200
Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	14,100	31,100
Securities lending transactions	100	1,400
Obligation to return securities received as collateral, at fair value	5,300	3,600
Maturity on Demand [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,200	7,400
Securities lending transactions	5,700	4,100
Obligation to return securities received as collateral, at fair value	40,000	41,400
Total	50,900	52,900
Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	15,200	26,300
Securities lending transactions	0	900
Obligation to return securities received as collateral, at fair value	100	100
Total	15,300	27,300
Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,900	6,700
Securities lending transactions	0	0
Obligation to return securities received as collateral, at fair value	100	200
Total	6,000	6,900
Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	2,200	2,300
Securities lending transactions	0	0
Obligation to return securities received as collateral, at fair value	0	0
Total	SFr 2,200	SFr 2,300